ORGANIZATION AND BUSINESS BACKGROUND (Tables)	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement balances and amounts of the VIE
The following tables set forth the financial statement balances and amounts of the VIE that were included in the consolidated financial statements:

	June 30,
	2019	2020
Current assets	$23,946	$9,708
Non-current assets	167	183

Total assets	24,113	9,891

Current liabilities	$17,776	$6,919

Total liabilities	17,776	6,919

	Year ended June 30,
	2019	2020
Net revenue	$32,751	$981
Cost of revenue	25,527	(2,147)
Net profit	5,521	3,128
Net cash (used in) provided by operating activities	(4,829)	1,120
Net cash used in investing activities	—	—
Net cash provided by financing activities	$—	$—